S000000715 [Member] Expense Example - Western Asset Inflation Indexed Plus Bond Fund	Dec. 31, 2025 USD ($)
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	645
Expense Example, with Redemption, 10 Years	1,467
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	955
CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	463
Expense Example, with Redemption, 3 Years	696
Expense Example, with Redemption, 5 Years	947
Expense Example, with Redemption, 10 Years	1,666
CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	575
Expense Example, with Redemption, 5 Years	1,008
Expense Example, with Redemption, 10 Years	2,006
CLASS R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	893
Expense Example, with Redemption, 10 Years	2,014
Class C1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	3,320
Expense Example, with Redemption, 5 Years	5,756
Expense Example, with Redemption, 10 Years	$ 8,484